American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2020 Portfolio
October 31, 2023

One Choice Blend+ 2020 Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 47.8%
Avantis Core Fixed Income Fund G Class	542,009	4,265,609
Avantis Short-Term Fixed Income Fund G Class	97,122	896,435
High Income Fund G Class	79,109	632,874
Inflation-Adjusted Bond Fund G Class	76,457	776,037
Short Duration Inflation Protection Bond Fund G Class	92,589	935,150
		7,506,105
Domestic Equity Funds — 28.3%
American Century Low Volatility ETF	16,545	714,583
Avantis U.S. Equity Fund G Class	94,442	1,293,858
Avantis U.S. Small Cap Value Fund G Class	9,234	126,418
Focused Large Cap Value Fund G Class	110,207	1,023,827
Growth Fund G Class	18,457	843,128
Heritage Fund G Class(2)	3,451	74,376
Mid Cap Value Fund G Class	17,356	249,413
Small Cap Growth Fund G Class	7,083	122,673
		4,448,276
International Fixed Income Funds — 13.7%
Emerging Markets Debt Fund G Class	26,082	218,308
Global Bond Fund G Class	234,670	1,928,991
		2,147,299
International Equity Funds — 10.2%
Avantis Emerging Markets Equity Fund G Class	2,422	24,652
Avantis International Equity Fund G Class	62,464	651,496
Focused International Growth Fund G Class	24,735	353,209
Global Real Estate Fund G Class	14,168	151,593
International Small-Mid Cap Fund G Class	1,086	9,097
International Value Fund G Class	52,646	409,588
		1,599,635
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $16,451,624)		15,701,315
OTHER ASSETS AND LIABILITIES†		1
TOTAL NET ASSETS — 100.0%		$15,701,316

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	$3,538	$1,150	$260	$(162)	$4,266	542	$(41)	$40
Avantis Short-Term Fixed Income Fund	701	217	18	(4)	896	97	(1)	6
High Income Fund	549	162	64	(14)	633	79	(9)	10
Inflation-Adjusted Bond Fund	621	190	13	(22)	776	76	(2)	—
Short Duration Inflation Protection Bond Fund	743	222	32	2	935	93	(2)	—
American Century Low Volatility ETF	540	207	—	(32)	715	17	—	2
Avantis U.S. Equity Fund	1,043	369	13	(105)	1,294	94	—	—
Avantis U.S. Small Cap Value Fund	117	30	8	(13)	126	9	—	—
Focused Large Cap Value Fund	803	287	—	(66)	1,024	110	—	5
Growth Fund	679	244	28	(52)	843	18	2	—
Heritage Fund(3)	69	17	1	(11)	74	3	—	—
Mid Cap Value Fund	199	72	—	(22)	249	17	—	1
Small Cap Growth Fund	107	35	—	(19)	123	7	—	—
Emerging Markets Debt Fund	193	53	17	(11)	218	26	(2)	2
Global Bond Fund	1,585	496	98	(54)	1,929	235	(16)	16
Avantis Emerging Markets Equity Fund	29	1	3	(2)	25	2	—	—
Avantis International Equity Fund	516	191	—	(56)	651	62	—	—
Focused International Growth Fund	270	127	—	(44)	353	25	—	—
Global Real Estate Fund	120	45	—	(13)	152	14	—	—
International Small-Mid Cap Fund	9	1	—	(1)	9	1	—	—
International Value Fund	331	108	—	(29)	410	53	—	—
	$12,762	$4,224	$555	$(730)	$15,701	1,580	$(71)	$82
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.